INCOME TAXES (Details Narrative) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Effective Income Tax Rate Reconciliation [Line Items]
Federal statutory income tax rate	21.00%	21.00%	21.00%
Operating loss carry forwards		$ 44,700
Tax credit carryforwards		3,117	$ 2,467
Valuation allowance		10,100	$ 21,500
U.S. Federal Research and Experimentation [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Tax credit carryforwards		2,600
California Research and Experimentation [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Tax credit carryforwards		$ 500